RETIREMENT BENEFITS - Expected Rate of Return (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure
Expected return on assets (as a percent)	7.00%	7.00%
Expected return on assets (as a percent)	7.00%	7.00%
Actual return on plan assets	$ 1,108
U.S. Qualified Pension Plan
Defined Benefit Plan Disclosure
Expected return on plan assets	878	863	897
Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Expected return on assets (as a percent)	5.08%	5.68%
Expected return on plan assets	$ 384	$ 396	$ 399
U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Expected return on assets (as a percent)	7.00%	7.00%	7.50%
Actual rate of return (as a percent)	7.80%	6.00%	11.00%